INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
The aggregate dollar effect	$ 5.2	$ 7.8	$ 11.3
Per share effect-basic and diluted	$ 0.02	$ 0.02	$ 0.04